     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       NOVEMBER 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
           AND FOR WHICH THAT REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2000
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                          [_] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Staro Asset Management, L.L.C.
Address:   3600 South Lake Drive
           St. Francis, Wisconsin 53235-3716

Form 13F File Number:   28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Colin M. Lancaster
Title:     General Counsel
Phone:     (414) 294-7000

Signature, Place and Date of Signing:

/s/  Colin M. Lancaster         St. Francis, Wisconsin      December 4, 2003
---------------------------   ---------------------------  --------------------
       (Signature)                    (City, State)               (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:            164

Form 13F Information Table Value Total:     $1,165,677
                                            ----------
                                            (thousands)

List of Other Included Managers:            None

                                                             FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
      Column 1:                  Column 2:   Column 3:   Column 4:           Column 5:         Column 6:  Column 7:   Column 8:
                                                                   ------------------------
       Name of                   Title of     CUSIP                 Shares or Shares/   Put/  Investment   Other   Voting Authority
                                                                                                                   -----------------
       Issuer                     Class      Number       Value    Principal  Prn. Amt. Call  Discretion  Managers Sole  Shared None
                                                         (X$1000)    Amount
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Finance                  Debt      55262XAA3 $    103        100   PRN               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Aether Systems, Inc.                Debt      00808VAA3 $  3,720      4,800   PRN               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc.                    Debt      00826TAD0 $  7,080     12,000   PRN               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Standard Automative Corp.          Common     853097103 $    278     44,000    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Standard Automative Corp.         Preferred   853097202 $    573     77,700    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc.                      Debt      020813AB7 $ 21,737     10,110   PRN               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                        Option     031162900 $  6,983      1,000             Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.               Class A    029912201 $  1,357     36,000    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.                Debt      029912AD4 $ 13,054     10,856   PRN               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.                Debt      029912AB8 $  8,322      4,910   PRN               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Allied Riser Communications        Common     019496108 $     76     11,500    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
At Home Corporation                 Debt      045919AF4 $  8,450     13,255   PRN               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Atmel Corporation                   Debt      049513AC8 $  1,490      1,693   PRN               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
AT & T Wireless Group              Common     001957406 $ 14,091    675,000    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Base Ten Systems, Inc.             Class A    069779304 $     72    127,186    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Brocade Communications Sys         Option     111621908 $ 40,120      1,700             Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Biovail Corporation               Preferred   09067J208 $ 13,906    203,000    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Biovail Corporation                Option     09067J909 $  2,443        300             Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Biovail Corporation                Warrant    09067J117 $ 82,245    657,300    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Continental Airlines               Option     210795908 $  2,594        500             Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Cephalon, Inc.                    Preferred   156708406 $ 18,535    258,054    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Cellstar Corporation               Common     150925105 $    316    100,000    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Cellstar Corporation                Debt      150925AC9 $ 19,716     49,290   PRN               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.           Debt      205862AG0 $115,668     22,889   PRN               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
CNF Transportation, Inc.          Preferred   12612V205 $  2,268     61,290    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Canadian Natl Railway Co.         Preferred   136375409 $  2,213     49,600    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Curagen Corporation                  Debt       23126RAC5    $ 3,525     3,625      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Cirrus Logic Corporation             Debt       172755AC4    $26,270    15,950      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.                Debt       126667AB0    $ 6,687     5,000      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc.                         Common      232572107    $   921    30,000       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc.                          Debt       232572AC1    $ 2,419     2,500      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Doubleclick, Inc.                    Debt       258609AC0    $17,806    18,500      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corporation           Option      247025909    $13,866     4,500                   Call    Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corporation           Common      247025109    $ 3,910   126,900       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Dexter Corporation                  Common      252165105    $55,794   753,050       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Echostar Communications              Debt       278762AD1    $ 6,600     5,000      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Daisytek Int'l Corporation          Common      234053106    $   306    48,500       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Eastern Enterprises                 Common      27637F100    $ 7,578   118,750       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Egain Communications Corp.          Common      28225C103    $   406    43,142       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
EMC Corporation                     Option      268648902    $ 9,913     1,000                   Call    Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp.         Preferred    291525202    $ 3,642    87,500       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Emerge Interactive, Inc.            Class A     29088W103    $   359    22,600       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Etoys, Inc.                         Common      297862104    $   135    25,200       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Earthweb, Inc.                       Debt       27032CAB4    $   925     2,500      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores         Warrant     31410H127    $   825   194,000       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Federal Express Corporation         Option      31428X906    $ 2,217       500                   Call    Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Friede Goldman Halter, Inc.          Debt       358430AA4    $ 7,652    13,080      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Federal Mogul Corporation           Common      313549107    $ 1,359   250,000       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd.                Common      G3921A100    $ 1,085    35,000       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Gliatech, Inc.                      Common      37929C103    $   322    51,500       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                    Option      437076902    $11,646     2,200                   Call    Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.          Debt       444903AH1    $12,385    12,901      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.          Debt       444903AF5    $13,427     8,125      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Healtheon Corp/WEBMD Corp.          Common      94769M105    $   787    51,600       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Health Mgmt. Associates, Inc.        Debt       421933AA0    $12,980    59,000      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
HMT Technology, Inc.                 Debt       403917AD9    $ 2,491     7,813      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
HNC Software, Inc.                  Common      40425P107    $ 1,644    20,100       SH                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Hexcel Corporation                   Debt       428291AA6    $ 1,485     1,500      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------
Internet Cap Group, Inc.             Debt       46059CAA4    $ 2,340     4,500      PRN                  Sole       X
------------------------------------------------------------------------------------------------------------------------------------

Inhale Therapeutic Systems, Inc.     Debt      457191AF1   $ 6,305      4,000   PRN              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Intel Corporation                   Option     458140900   $20,781      5,000           Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Intel Corporation                   Common     458140100   $ 3,109     74,800    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
International Paper Company         Common     460146103   $   786     27,400    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
International Rectifier Corp.        Debt      460254AD7   $ 6,353      3,000   PRN              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Digital Island, Inc.                 Debt      25385NAA9   $ 8,083     13,700   PRN              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
IT Group, Inc.                     Preferred   465266302   $ 8,681    518,280    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corporation              Option     46185R900   $ 5,152        775           Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corporation               Debt      46185RAB6   $15,525     15,091   PRN              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Jenny Craig, Inc.                   Common     224206102   $   209    115,500    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Jacor Communications, Inc.          Warrant    469858138   $ 2,770    346,300    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
J C Penney Company                  Option     708160906   $   295        250           Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.               Debt      48203RAA2   $ 4,074      2,700   PRN              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Korea Electric Power Corp.          Common     500631106   $   653     50,000    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Kmart Financing                    Preferred   498778208   $ 5,548    178,264    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Kerr McGee Corporation              Common     492386107   $   364      5,500    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company                   Common     191216100   $10,038    182,100    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Company            Debt      512815AF8   $ 5,025      5,000   PRN              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.      Option     524908900   $14,775      1,000           Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Learnout & Hauspie Sp Prod          Common     B5628B104   $   816     62,200    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Va Linux Systems, Inc.              Common     91819B105   $   957     20,688    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Lodgian, Inc.                       Common     54021P106   $   283     98,600    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Lattice Semiconductor Corp.          Debt      518415AC8   $12,240      8,500   PRN              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corporation                Debt      502161AD4   $31,185     15,790   PRN              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.            Option     549463907   $ 1,528        500           Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications Inc.         Option     52729N900   $ 8,869      1,150           Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
McDonald's Corporation              Option     580135901   $ 2,264        750           Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
MDC Communications Corp.            Class A    55267W309   $ 1,810    200,000    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc.                      Option     585055906   $ 1,554        300           Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.            Option     590188908   $20,750      3,144           Call     Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Methode Electronics Inc.            Class A    591520200   $ 9,115    205,700    SH              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Magna Int'l                          Debt      559222AE4   $ 1,758      1,801   PRN              Sole              X
------------------------------------------------------------------------------------------------------------------------------------
Magna Int'l                          Debt      559222AG9   $ 1,187      1,366   PRN              Sole              X
------------------------------------------------------------------------------------------------------------------------------------

Meridian Insurance Group Inc.      Common     589644103    $   $527     36,000    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
MIPS Technologies Inc.             Class B    604567206    $  6,095    158,307    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Markel Corp.                       Common     570535104    $  8,412     55,434    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc.       Common     718154107    $  3,827    130,000    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Motorola Inc.                      Option     620076909    $  1,413        500         Call   Sole          X
------------------------------------------------------------------------------------------------------------------------------------
MPW Industrial Services Group      Common     553444100    $    111     37,100    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Mpower Communications              Common     62473J106    $  1,744    200,000    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Micron Technology Inc.             Common     595112103    $  4,099     89,100    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter         Option     617446908    $  6,858        750         Call   Sole          X
------------------------------------------------------------------------------------------------------------------------------------
National Australia Bk             Preferred   632525309    $  6,712    275,000    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.          Preferred   651291205    $  2,125     32,200    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Network Plus Corp.                Preferred   64122D605    $  1,046     60,000    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications Inc.         Option     65332V903    $  2,338        500         Call   Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Offshore Logistics Inc.             Debt      676255AF9    $ 14,687     15,235   PRN          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                       Common     852061506    $ 19,039    543,000    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                       Option     852061906    $  6,557      1,870         Call   Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Pride International Inc.            Debt      741932AB3    $  8,152     18,115   PRN          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Six Flags Inc.                    Preferred   83001P208    $  5,204    165,200    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.             Warrant    703224113    $    989    131,862    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
 Pogo Producing Co.                  Debt      730448AE7   $  6,567      8,019   PRN          ole           X
------------------------------------------------------------------------------------------------------------------------------------
Peregrine Systems Inc.             Common     71366Q101    $    189     10,000    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
PSC Inc.                           Common     69361E107    $    455    151,500    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Powertel Inc.                      Common     73936C109    $  6,214     81,700    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp.           Debt      74406AAA0    $  2,205      2,000   PRN          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications Int'l.        Common     749121109    $  1,184     24,642    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications Int'l.        Option     749121909    $  7,003      1,457         Call   Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                     Option     747525103    $  1,718        250         Call   Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Quality Dining, Inc.               Common     74756P105    $    321    160,300    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Quantum Corporation                 Debt      747906AC9    $   $553        705   PRN          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Redback Networks                   Common     757209101    $  2,985     18,200    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Read-Rite Corporation              Common     755246105    $    337     29,960    SH          Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Read-Rite Corporation              Option     755246955    $  4,500      4,000          Put   Sole          X
------------------------------------------------------------------------------------------------------------------------------------
Read-Rite Corporation               Debt      755246AB1    $    799    395,000   PRN          Sole          X
------------------------------------------------------------------------------------------------------------------------------------

Reliance Group Holdings           Common     759464100   $      7      35,000     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Revlon, Inc.                      Class A    761525500   $  1,500     224,300     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Rouse Company                    Preferred   779273309   $  6,776     199,298     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group         Preferred   829226505   $  8,388     268,414     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Scana Corporation                 Common     80589M102   $    618      20,000     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Seibel Systems, Inc.               Debt      826170AC6   $ 48,884      10,100    PRN            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corporation            Common     81211K100   $    815      18,000     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corporation           Preferred   81211K209   $  1,586      35,234     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corporation            Option     81211K900   $  5,430       1,200           Call    Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Silicon Graphics, Inc.             Debt      827056AC6   $  4,035       6,232    PRN            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Semtech Corporation               Option     816850101   $  2,156        `500           Call    Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Semtech Corporation                Debt      816850AD3   $  3,276       2,750    PRN            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Simula, Inc.                       Debt      829206AB7   $    928       2,992    PRN            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Sunbeam Corporation               Common     867071102   $  2,688   2,048,200     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Sunbeam Corporation                Debt      867071AA0   $     24         710    PRN            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
S & P 500 Depository Receipt      Common     78462F103   $  2,873      20,000     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Stratos Lightwave, Inc.           Common     863100103   $  4,073     126,300     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.            Option     866810904   $ 23,350       2,000           Call    Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Smallworld PLC                    Common     83168P108   $  3,826     193,100     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Stryker Corporation               Option     863667901   $    945         220           Call    Sole            X
------------------------------------------------------------------------------------------------------------------------------------
AT & T Corporation                Common     001957109   $  8,677     295,389     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
AT & T Corporation                Option     001957909   $  2,938       1,000           Call    Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Terayon Communication Sys         Common     880775101   $  1,697      50,000     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Trimark Holdings, Inc.            Common     89621J100   $    224      23,900     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Speedway Motorsports, Inc.         Debt      847788AC0   $  4,450       5,000    PRN            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
TVX Gold, Inc.                     Debt      87308KAA9   $  2,756       3,801    PRN            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines              Common     893349837   $    970     510,451     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Tower Automotive, Inc.             Debt      891707AE1   $  4,500       6,000    PRN            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Texas Biotech Corporation         Warrant    88221T120   $    214      27,800     SH            Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.           Option     882508904   $ 11,797       2,500           Call    Sole            X
------------------------------------------------------------------------------------------------------------------------------------
US Air                            Option     911905907   $  1,522         500           Call    Sole            X
------------------------------------------------------------------------------------------------------------------------------------
US Air                            Option     911905957   $  1,522         500            Put    Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Unisys Corporation                Option     909214908   $    956         850           Call    Sole            X
------------------------------------------------------------------------------------------------------------------------------------

Williams Communications Grp         Common     969455104   $10,170   508,500    SH               Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Weatherford International           Common     947074100   $ 3,010    70,000    SH               Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Western Gas Resources              Preferred   958259301   $ 1,869    49,850    SH               Sole            X
------------------------------------------------------------------------------------------------------------------------------------
WHX Corp.                           Common     929248102   $   328   218,901    SH               Sole            X
------------------------------------------------------------------------------------------------------------------------------------
WHX Corp.                          Preferred   929248201   $ 1,794   273,303    SH               Sole            X
------------------------------------------------------------------------------------------------------------------------------------
WHX Corp.                          Preferred   929248300   $   263    40,000    SH               Sole            X
------------------------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc.             Debt      973149AC1   $14,925    10,000   PRN               Sole            X
------------------------------------------------------------------------------------------------------------------------------------